ASSETS HELD FOR SALE (Narrative) (Details)	9 Months Ended		12 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 CAD	Aug. 31, 2013 USD ($)
Assets Held For Sale 1			900,000
Assets Held For Sale 2			$ 45,000
Assets Held For Sale 3			8.25%
Assets Held For Sale 4			32,197
Assets Held For Sale 5			8.25%
Assets Held For Sale 6			40,000
Assets Held For Sale 1	900,000	900,000
Assets Held For Sale 2	45,000
Assets Held For Sale 3	8.25%	8.25%
Assets Held For Sale 4	45,000
Assets Held For Sale 5	900,000	900,000
Assets Held For Sale 6	8.25%	8.25%
Assets Held For Sale 7	40,000
Assets Held For Sale 8	10,000
Assets Held For Sale 9	10,000
Assets Held For Sale 10		10,000
Assets Held For Sale 11	10,000
Assets Held For Sale 12	$ 30,000